Condensed Consolidated Unaudited Interim Statements of Changes in Equity € in Thousands, $ in Thousands	Share capital [Member] EUR (€)	Share capital [Member] USD [Member] USD ($) [1]	Share Premium [Member] EUR (€)	Share Premium [Member] USD [Member] USD ($) [1]	Retained earnings (accumulated deficit) [Member] EUR (€)	Retained earnings (accumulated deficit) [Member] USD [Member] USD ($) [1]	Treasury shares [Member] EUR (€)	Treasury shares [Member] USD [Member] USD ($) [1]	Translation reserve from foreign operations [Member] EUR (€)	Translation reserve from foreign operations [Member] USD [Member] USD ($) [1]	Hedging Reserve [Member] EUR (€)	Hedging Reserve [Member] USD [Member] USD ($) [1]	Transaction reserve with non-controlling Interests EUR (€)	Transaction reserve with non-controlling Interests USD [Member] USD ($) [1]	Total [Member] EUR (€)	Total [Member] USD [Member] USD ($) [1]	Non-controlling Interests [Member] EUR (€)	Non-controlling Interests [Member] USD [Member] USD ($) [1]	EUR (€)	USD [Member] USD ($) [1]
Balance at Dec. 31, 2018	€ 19,980		€ 58,344		€ 758		€ (1,736)		€ 1,396		€ (227)				€ 78,515		€ (1,558)		€ 76,957
Profit (loss) for the period					(2,751)										(2,751)		(1,647)		(4,398)
Other comprehensive loss for the period									1,459		(1,472)				(13)		(477)		(490)
Total comprehensive loss for the period					(2,751)				1,459		(1,472)				(2,764)		(2,124)		(4,888)
Transactions with owners of the Company, recognized directly in equity:
Sale of shares in subsidiaries to non-controlling interests													5,614		5,614		4,899		10,513
Options exercise	8		11												19				19
Share-based payments			3												3				3
Balance at Jun. 30, 2019	19,988		58,358		(1,993)		(1,736)		2,855		(1,699)		5,614		81,387		1,217		82,604
Balance at Dec. 31, 2018	19,980		58,344		758		(1,736)		1,396		(227)				78,515		(1,558)		76,957
Profit (loss) for the period					12,060										12,060		(2,276)		9,784
Other comprehensive loss for the period									2,960		(846)				2,114		(857)		1,257
Total comprehensive loss for the period					12,060				2,960		(846)				14,174		(3,133)		11,041
Transactions with owners of the Company, recognized directly in equity:
Sale of shares in subsidiaries to non-controlling interests													5,439		5,439		5,374		10,813
Purchase of shares in subsidiaries from non-controlling interests													667		667		254		921
Issuance of ordinary shares	2,010		5,797												7,807				7,807
Options exercise	8		11												19				19
Share-based payments			8												8				8
Balance at Dec. 31, 2019	21,998	$ 24,643	64,160	$ 71,876	12,818	$ 14,360	(1,736)	$ (1,945)	4,356	$ 4,880	(1,073)	$ (1,202)	6,106	$ 6,840	106,629	$ 119,452	937	$ 1,049	107,566	$ 120,501
Profit (loss) for the period					(3,472)	(3,890)									(3,472)	(3,890)	(797)	(892)	(4,269)	(4,782)
Other comprehensive loss for the period									(98)	(110)	(4,639)	(5,197)			(4,737)	(5,307)	(4,448)	(4,983)	(9,185)	(10,290)
Total comprehensive loss for the period					(3,472)	(3,890)			(98)	(110)	(4,639)	(5,197)			(8,209)	(9,197)	(5,245)	(5,875)	(13,454)	(15,072)
Transactions with owners of the Company, recognized directly in equity:
Issuance of ordinary shares	1,935	2,168	11,253	12,606											13,188	14,774			13,188	14,774
Options exercise
Share-based payments			20	22											20	22			20	22
Balance at Jun. 30, 2020	€ 23,933	$ 26,811	€ 75,433	$ 84,504	€ 9,346	$ 10,470	€ (1,736)	$ (1,945)	€ 4,258	$ 4,770	€ (5,712)	$ (6,399)	€ 6,106	$ 6,840	€ 111,628	$ 125,051	€ (4,308)	$ (4,826)	€ 107,320	$ 120,225

[1]	Convenience translation into US$ (exchange rate as at June 30, 2020: EUR 1 = US$ 1.120)